Property, Plant and Equipment	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment
Property, Plant and Equipment

8. Property, Plant and Equipment

              Property, plant and equipment consisted of the following:

	Buildings	Leasehold improvements	Plant and equipment	Furniture and fixtures, other equipment and motor vehicles	Construction in progress	Total

	(in US$'000)
Cost
As at January 1, 2018	2,372	9,057	2,568	15,154	2,558	31,709
Additions	—	80	2	492	1,021	1,595
Disposals	—	—	—	(68)	—	(68)
Transfers	—	209	748	208	(1,165)	—
Exchange differences	40	141	38	243	45	507

As at June 30, 2018	2,412	9,487	3,356	16,029	2,459	33,743

Accumulated depreciation
As at January 1, 2018	1,141	5,296	499	10,553	—	17,489
Depreciation	56	569	159	851	—	1,635
Disposals	—	—	—	(62)	—	(62)
Exchange differences	18	79	6	162	—	265

As at June 30, 2018	1,215	5,944	664	11,504	—	19,327

Net book value
As at June 30, 2018	1,197	3,543	2,692	4,525	2,459	14,416

	Buildings	Leasehold improvements	Plant and equipment	Furniture and fixtures, other equipment and motor vehicles	Construction in progress	Total

	(in US$'000)
Cost
As at January 1, 2017	2,232	6,296	86	13,976	1,760	24,350
Additions	—	228	39	509	2,269	3,045
Disposals	—	—	—	(12)	—	(12)
Transfers	—	128	1,300	(847)	(581)	—
Exchange differences	40	113	3	247	44	447

As at June 30, 2017	2,272	6,765	1,428	13,873	3,492	27,830

Accumulated depreciation
As at January 1, 2017	971	4,249	71	9,105	—	14,396
Depreciation	52	410	55	746	—	1,263
Disposals	—	—	—	(11)	—	(11)
Transfers	—	—	239	(239)	—	—
Exchange differences	18	77	1	162	—	258

As at June 30, 2017	1,041	4,736	366	9,763	—	15,906

Net book value
As at June 30, 2017	1,231	2,029	1,062	4,110	3,492	11,924